FAIR VALUE OF ASSETS AND LIABILITIES - Transfers between levels (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity securities
FAIR VALUE OF ASSETS AND LIABILITIES
Transfers, Level 1 to Level 2	$ 80,990
Transfers, Level 2 to Level 1		$ 70,206
Transfers out of Level 3	(24,855)
Unrealized gains and losses	(474)	(17,045)
Derivative Foreign Exchange Contracts And Interest Rate Contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Transfers in to Level 3	86,087
Transfers out of Level 3		(12,658)
Fair value through profit or loss | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Transfers, Level 1 to Level 2	10,293	50
Transfers, Level 2 to Level 1		663
Fair value through profit or loss | Debt instruments | Securities issued or secured by other financial entities
FAIR VALUE OF ASSETS AND LIABILITIES
Transfers, Level 1 to Level 2	$ 10,293
Fair value through profit or loss | Debt instruments | Securities issued or secured by Foreign Government
FAIR VALUE OF ASSETS AND LIABILITIES
Transfers, Level 1 to Level 2		50
Transfers, Level 2 to Level 1		663
Fair value through other comprehensive income | Debt instruments
FAIR VALUE OF ASSETS AND LIABILITIES
Transfers, Level 1 to Level 2		481,294
Transfers, Level 2 to Level 1		34,325
Fair value through other comprehensive income | Debt instruments | Securities issued or secured by Foreign Government
FAIR VALUE OF ASSETS AND LIABILITIES
Transfers, Level 1 to Level 2		481,294
Transfers, Level 2 to Level 1		$ 34,325